UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number      811-21864
--------------------------------------------------------------------------------

                                WISDOMTREE TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

48 WALL STREET, 11TH FLOOR        NEW YORK,       NEW YORK              10005
--------------------------------------------------------------------------------
            (Address of principal executive offices)                  (Zip code)

Richard Morris   48 WALL STREET, 11TH FLOOR      NEW YORK,  NEW YORK       10005
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-909-WISE (9473)

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2006



--------------------------------------------------------------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.

The series of WisdomTree Trust commenced operations on June 16, 2006. The series were not eligible to vote any proxies during the period from this date through June 30, 2006, the end of the reporting period. Therefore, there is no attachment to this filing.

                                   SIGNATURES


Signature page for the filing of the annual report of the proxy voting record of registered management investment company (Form N-PX).

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) WisdomTree Trust
             ----------------

By:      /s/ Jonathan Steinberg
         ----------------------
Name:    Jonathan Steinberg
Title:   President
Date:    August 22, 2006


By:      /s/ Marc Ruskin
         ---------------
Name:    Marc Ruskin
Title:   Treasurer and Assistant Secretary
Date:    August 22, 2006